Long-term bank loans (Tables)	6 Months Ended
Jun. 30, 2015
Debt Instrument [Line Items]
Schedule of Long-Term Bank Loans
	December 31, 2014	June 30, 2015
	US$	US$
	(Audited)	(Unaudited)
Loan from ICBC
Due July 20, 2016 at 6.04% per annum (1)	14,708,286	14,721,277
	14,708,286	14,721,277

Loan from Agricultural Bank of China
Due May 30, 2015, at 6.77% per annum (1)	3,268,508	-
Due June 30, 2015, at 6.77% per annum (1)	8,171,270	-
Due April 18, 2015, at 6.46% per annum (1)	8,171,270	-
Due November 18, 2015, at 6.46% per annum (1)	1,634,254	-
Due March 18, 2016, at 6.04% per annum (1)	8,171,270	4,907,092
Due May 18, 2016, at 5.78% per annum (1)	6,537,016	6,542,790
	35,953,588	11,449,882

Loan from China Guangfa Bank
Due June 20, 2015, at 7.07% per annum	1,323,746	-
Due May 29, 2016, at 8.00% per annum (1)	11,439,778	8,014,918
Due December 23, 2017, at 8.4% per annum	16,342,539	16,356,975
Due February 17, 2018, at 8.4% per annum	-	32,713,949
	29,106,063	57,085,842

Loan from Bank of China
Due December 30, 2015, at 8.45% per annum (2)	32,685,079	32,713,949
Due January 8, 2016, at 8.45% per annum	24,513,809	-
	57,198,888	32,713,949

Loan from China Construction Bank
Due January 23, 2017, at 5.7% per annum (1)	113,642,752	113,743,130
	113,642,752	113,743,130

Loan from Bank of Shanghai
Due April 30, 2017, at 9.10% per annum (1)	86,615,460	53,978,016
	86,615,460	53,978,016

Loan from Ping An Bank
Due March 20, 2018, at 9.25% per annum (1)	-	32,713,949
	-	32,713,949

Loan from The Bank of East Asia
Due April 27, 2018, at 6.83% per annum	-	56,791,416
	-	56,791,416

Total	337,225,037	373,197,461

Less: current portion of long-term bank loans	(284,928,910)	(288,599,188)

Total long-term bank loans	52,296,127	84,598,273

(1)
Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate properties under development, the Group has an obligation to repay the loan before the maturity date. Therefore, the respective current portions of these loans have been classified as current liabilities as of June 30, 2015.

(2)	Pursuant to the loan contracts, the long-term loans amounting to US$32,713,949 (December 31, 2014: US$57,198,888) are secured by the 100% equity interests in Henan Wanzhuo.